Document And Entity Information	Aug. 01, 2025
Cover [Abstract]
Title of 12(b) Security	Common Stock - par value per share $0.4867
Document Type	8-K
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	CHESAPEAKE UTILITIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	500 Energy Lane
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	734-6799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000019745
Amendment Flag	false
Entity Emerging Growth Company	false
Trading Symbol	CPK
Security Exchange Name	NYSE
Document Information [Line Items]
Entity Central Index Key	0000019745
Amendment Flag	false
Document Period End Date	Aug. 01, 2025
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Entity Registrant Name	CHESAPEAKE UTILITIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, City or Town	Dover
Entity Address, Address Line One	500 Energy Lane
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	734-6799
Title of 12(b) Security	Common Stock - par value per share $0.4867
Trading Symbol	CPK
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K